Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

4.Property, plant and equipment

The following tables show the movements in the net book values of property, plant and equipment for the years ended December 31, 2022 and 2021, respectively:

	As of December 31, 2022
		IT	Laboratory	Leasehold	Assets under
In CHF thousands	Furniture	equipment	equipment	improvements	construction	Total
Acquisition cost:
Balance at December 31, 2021	265	1,754	9,142	810	695	12,666
Additions	20	151	576	184	5	936
Transfers	—	4	47	646	(697)	—
Balance at December 31, 2022	285	1,909	9,765	1,640	3	13,602

Accumulated depreciation:
Balance at December 31, 2021	(106)	(1,316)	(5,739)	(389)	—	(7,550)
Depreciation expenses	(53)	(283)	(1,278)	(179)	—	(1,793)
Balance at December 31, 2022	(159)	(1,599)	(7,017)	(568)	—	(9,343)

Carrying amount:
December 31, 2021	159	438	3,403	421	695	5,116
December 31, 2022	126	310	2,748	1,072	3	4,259

	As of December 31, 2021
		IT	Laboratory	Leasehold	Assets under
In CHF thousands	Furniture	equipment	equipment	improvements	construction	Total
Acquisition cost:
Balance at December 31, 2020	214	1,497	7,681	464	277	10,133
Additions	51	250	1,268	346	695	2,610
Transfers	—	7	270	—	(277)	—
Disposals	—	—	(77)	—	—	(77)
Balance at December 31, 2021	265	1,754	9,142	810	695	12,666

Accumulated depreciation:
Balance at December 31, 2020	(61)	(970)	(4,405)	(281)	—	(5,717)
Depreciation expenses	(45)	(346)	(1,398)	(108)	—	(1,897)
Disposals	—	—	64	—	—	64
Balance at December 31, 2021	(106)	(1,316)	(5,739)	(389)	—	(7,550)

Carrying amount:
December 31, 2020	153	527	3,276	183	277	4,416
December 31, 2021	159	438	3,403	421	695	5,116

AC Immune continues to enhance its laboratory equipment to support its R&D functions. This effort has continued for the year ended December 31, 2022, with CHF 0.8 million invested in lab equipment, including the expansion of our leased lab space, and IT equipment, representing an increase of 7%.

For the years ended December 31, 2022, 2021 and 2020, the Company incurred CHF 1.8 million, CHF 1.9 million and CHF 1.5 million in depreciation expenses, respectively.